SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Cash Flow Statement [Abstract]
Schedule of Changes in Working Capital
Changes in working capital items during the years ended December 31, 2019 and 2018 are as follows:

Years ended December 31	2019	2018
Trade and other receivables	$(66,344)	$(4,234)
Inventories	(10,872)	(40,144)
Accounts payable and accrued liabilities	19,663	18,753
Provisions - current	(3,493)	(5,309)
	$(61,046)	$(30,934)

Schedule of Noncash other Operating Activities
Adjustments for non-cash other operating activities during the years ended December 31, 2019 and 2018 are as follows:

Years ended December 31	2019	2018
Share-based payments	$4,005	$2,157
Gain on sale of mineral properties, plant and equipment	(10)	—
Change in reclamation and closure cost provision	—	1,580
Write-down/loss on mineral properties, plant and equipment	1,018	2,771
Other	6,528	375
	$11,541	$6,883

Schedule of Noncash Investing and Financing Transactions
Non-cash investing and financing transactions during December 31, 2019 and 2018 were as follows:

Years ended December 31	2019	2018
Reclamation and closure cost provision assumed in land acquisition	$(12,990)	$—
Transfer of equity-settled PSUs	1,356	—
Marketable securities received as consideration for sale of exploration and evaluation assets (note 7)	—	1,751
Extinguishment of loan receivable in connection with the acquisition of non-controlling interest (note 4)	11,369	—
Non-cash consideration for acquisition of non-controlling interest (note 4)	(30,101)	—
Transfer of share-based payment reserve upon exercise of stock options	(2,804)	(2,864)
	$(33,170)	$(1,113)